Consolidated statements of profit or loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of profit or loss [Abstract]
Revenue from transportation	$ 1,523,066	$ 2,464,939	$ 2,647,484
Costs and expenses:
Salaries, wages and employee benefits	368,614	571,775	639,913
Leases	436,469	622,908	621,990
Contracted services	413,060	545,541	550,287
Fuel, materials and supplies	211,793	317,525	218,960
Depreciation, amortization and loss from revaluation	80,277	562,915	555,244
Other costs and expenses	17,221	22,231	23,232
Total costs and expenses	1,527,434	2,642,895	2,609,626
Transportation (loss) profit	(4,368)	(177,956)	37,858
Other income, net (Note 19)	102,625	3,217,746	52,870
Operating income	98,257	3,039,790	90,728
Comprehensive financing cost:
Interest income	9,137	24,829	24,719
Interest expense and other financial costs (Note 20)	(84,890)	(1,210,486)	(869,267)
Exchange gain (loss), net	5,844	(7,822)	(21,359)
Total comprehensive financing cost	(69,909)	(1,193,479)	(865,907)
Profit (loss) before taxes	28,348	1,846,311	(775,179)
Income tax (expense) benefit (Note 21)	(4,799)	(516,732)	268,615
Net profit (loss) for the year	23,549	1,329,579	(506,564)
Attributable to:
Non-controlling interest	4,543	1,989	1,480
Controlling interest	$ 19,006	$ 1,327,590	$ (508,044)
Profit (loss) per share for the year (Note 24)
Profit (loss) per share for the year	$ 0.186	$ 12.992	$ (4.972)
Weighted average number of shares for the year (in shares)	102,182,841	102,182,841	102,182,841